Leases	12 Months Ended
Dec. 31, 2019
20. Leases
Leases

The notes included in this section focus on the Barclays Bank Group’s loans and advances and deposits at amortised cost, leases, property, plant and equipment and goodwill and intangible assets. Details regarding the Barclays Bank Group’s liquidity and capital position can be found on pages 72 to 83.

20 Leases

Accounting for leases under IFRS 16 effective from 1 January 2019

IFRS 16 applies to all leases with the exception of licenses of intellectual property, rights held by licensing agreement within the scope of IAS 38 Intangible Assets, service concession arrangements, leases of biological assets within the scope of IAS 41 Agriculture and leases of minerals, oil, natural gas and similar non-regenerative resources. IFRS 16 includes an accounting policy choice for a lessee to elect not to apply IFRS 16 to remaining assets within the scope of IAS 38 Intangible Assets which the Barclays Bank Group has decided to apply.

When the Barclays Bank Group is the lessee, it is required to recognise both:

▪A lease liability, measured at the present value of remaining cash flows on the lease, and

▪A right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.

Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease. The lease liability is remeasured when there is a change in the one of the following:

▪Future lease payments arising from a change in an index or rate;

▪The Barclays Bank Group’s estimate of the amount expected to be payable under a residual value guarantee; or

▪The Barclays Bank Group’s assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded in the income statement if the carrying amount of the ROU asset has been reduced to nil.

On the balance sheet, the ROU assets are included within property, plant and equipment and the lease liabilities are included within other liabilities.

The Barclays Bank Group applies the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months. For these leases the lease payments are recognised as an expense on a straight line basis over the lease term unless another systematic basis is more appropriate.

When the Barclays Bank Group is the lessor, the lease must be classified as either a finance lease or an operating lease. A finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. An operating lease is a lease where substantially all of the risks and rewards of the leased asset remain with the lessor.

When the lease is deemed a finance lease, the leased asset is not held on the balance sheet; instead a finance lease receivable is recognised representing the minimum lease payments receivable under the terms of the lease, discounted at the rate of interest implicit in the lease.

When the lease is deemed an operating lease, the lease income is recognised on a straight-line basis over the period of the lease unless another systematic basis is more appropriate. The Barclays Bank Group holds the leased assets on-balance sheet within property, plant and equipment.

Accounting for finance leases under IAS 17 for 2018 and 2017

Under IAS 17, a finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. Where the Barclays Bank Group is the lessor, the leased asset is not held on the balance sheet; instead a finance lease receivable is recognised representing the minimum lease payments receivable under the terms of the lease, discounted at the rate of interest implicit in the lease. Where the Barclays Bank Group is the lessee, the leased asset is recognised in property, plant and equipment and a finance lease liability is recognised, representing the minimum lease payments payable under the lease, discounted at the rate of interest implicit in the lease.

Interest income or expense is recognised in interest receivable or payable, allocated to accounting periods to reflect a constant periodic rate of return.

Accounting for operating leases under IAS 17 for 2018 and 2017

An operating lease under IAS 17 is a lease where substantially all of the risks and rewards of the leased assets remain with the lessor. Where the Barclays Bank Group is the lessor, lease income is recognised on a straight-line basis over the period of the lease unless another systematic basis is more appropriate. The Barclays Bank Group holds the leased assets on-balance sheet within property, plant and equipment.

Where the Barclays Bank Group is the lessee, rentals payable are recognised as an expense in the income statement on a straight-line basis over the lease term unless another systematic basis is more appropriate.

As a Lessor

Finance lease receivables are included within loans and advances at amortised cost. The Barclays Bank Group specialises in the provision of leasing and other asset finance facilities across a broad range of asset types to business and individual customers.

The following table sets out a maturity analysis of lease receivables, showing the lease payments to be received after the reporting date:

	2019				2018
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Un-guaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Un-guaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group	-	-	-	-
Not more than one year	1,403	(115)	1,288	77	1,333	(110)	1,223	86
One to two year	909	(76)	833	53	827	(69)	758	53
Two to three year	593	(49)	544	45	599	(49)	550	55
Three to four year	354	(28)	326	43	401	(38)	363	20
Four to five year	123	(8)	115	19	185	(15)	170	20
Over five years	115	(17)	98	22	381	(44)	337	22
Total	3,497	(293)	3,204	259	3,726	(325)	3,401	256

The Barclays Bank Group does not have any material operating leases as a lessor.

The impairment allowance for finance lease receivables amounted to £55m (2018: £87m).

Finance lease income

Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

Barclays Bank Group
2019
£m
Finance income from net investment in lease	141
Profit on sales	6

As a Lessee

The Barclays Bank Group leases various offices, branches and other premises under non-cancellable lease arrangements to meet its operational business requirements. In some instances, Barclays Bank Group will sublease property to third parties when it is no longer needed to meet business requirements. Currently, Barclays Bank Group does not have any material subleasing arrangements

ROU asset balances relate to property leases only. Refer to Note 19 for a breakdown of the carrying amount of ROU assets.

The Barclays Bank Group recognised total expense of £3m for short term leases during the year. The portfolio of short term leases to which Barclays Bank Group is exposed at the end of the year is not dissimilar to the expenses recognised in the year.

Lease liabilities	Barclays Bank Group
2019
£m
As at 31 December 2018	-
Effect of changes in accounting policies (see Note 1)	569
As at 1 January 2019	569
Interest expense	25
New leases	43
Disposals	(7)
Cash payments	(106)
Exchange and other movements	5
As at 31 December 2019 (see Note 22)	529

The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments to be paid after the reporting date.

Undiscounted lease liabilities maturity analysis	Barclays Bank Group	Barclays Bank PLC
	2019	2019
	£m	£m
Not more than one year	112	34
One to two years	86	30
Two to three years	66	28
Three to four years	57	27
Four to five years	52	26
Five to ten years	199	120
Greater than ten years	84	53
Total undiscounted lease liabilities as at 31 December 2019	656	318

In addition to the cash flows identified above, Barclays Bank Group is exposed to:

▪Variable lease payments: This variability will typically arise from either inflation index instruments or market based pricing adjustments.

Currently, Barclays Bank Group has 71 leases out of the total 143 leases which have variable lease payment terms based on market based pricing adjustments. Of the gross cash flows identified above, £403m is attributable to leases with some degree of variability predominately linked to market based pricing adjustments.

▪Extension and termination options: The table above represents Barclays Bank Group’s best estimate of future cash out flows for leases, including assumptions regarding the exercising of contractual extension and termination options. The above gross cash flows have been reduced by £408m for leases where Barclays Bank Group are highly expected to exercise an early termination option. However, there is no significant impact where Barclays Bank Group is expected to exercise an extension option.

The Barclays Bank Group currently does not have any significant sale and lease back transactions. The Barclays Bank Group does not have any restrictions or covenants imposed by the lessor on its property leases which restrict its businesses.

Operating lease commitments under IAS 17 in 2018

In 2018, operating lease rentals of £158m were included in infrastructure costs.

The prior year comparative table for future minimum lease payments by the Barclays Bank Group under non-cancellable operating leases are as follows:

Barclays Bank Group
2018
Property
£m
Not more than one year	115
Over one year but not more than five years	258
Over five years	698
Total	1,071